CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY (USD $)	Total	January 2007 employment agreement	February 2007 employment agreement	Founders	Services	Services November 2006 issuance at $2.99 per share	Services November 2006 issuance at $3.35 per share	Services December 2006 first issuance at $3.65 per share	Services December 2006 second issuance at $3.65 per share	Services February 2007 issuance at $5.92 per share	Services March 2007 issuance at $7.18 per share	Services Vested in March 2007	Services Vested in June 2007	Services June 2007 issuance at $6.25 per share	Services August 2007 issuance at $5.07 per share	Services July 2008 issuance at $4.10 per share	Services July, September, and December 2008 issuances	Services June 2009 issuance at $1.5 per share	Services July 2009 issuance at $0.88 per share	Services August 2009 issuance at $0.80 per share	Services September and October 2009 issuances	Services March 2010 issuance at $0.36 per share	Services May 2010 issuance at $0.30 per share	Services May 2010 issuance at $0.18 per share	Services July 2010 issuance at $0.24 per share	Services October 2010 issuance at $0.46 per share	Services November 2010 issuance at $0.5 per share	Services December 2010 issuance at $0.48 per share	Options	Warrants	Cash January 2007 issuance at $2.00 per share	Cash December 2007 issuance at $2.70 per share	Debt replacement	Convertible note agreement	Convertible Notes Payable	Interest payments October and December 2007 issuances	Common Stock	Common Stock January 2007 employment agreement	Common Stock February 2007 employment agreement	Common Stock Founders	Common Stock Services November 2006 issuance at $2.99 per share	Common Stock Services November 2006 issuance at $3.35 per share	Common Stock Services December 2006 first issuance at $3.65 per share	Common Stock Services December 2006 second issuance at $3.65 per share	Common Stock Services February 2007 issuance at $5.92 per share	Common Stock Services March 2007 issuance at $7.18 per share	Common Stock Services June 2007 issuance at $6.25 per share	Common Stock Services August 2007 issuance at $5.07 per share	Common Stock Services July 2008 issuance at $4.10 per share	Common Stock Services July, September, and December 2008 issuances	Common Stock Services June 2009 issuance at $1.5 per share	Common Stock Services July 2009 issuance at $0.88 per share	Common Stock Services August 2009 issuance at $0.80 per share	Common Stock Services September and October 2009 issuances	Common Stock Services March 2010 issuance at $0.36 per share	Common Stock Services May 2010 issuance at $0.30 per share	Common Stock Services May 2010 issuance at $0.80 per share	Common Stock Services May 2010 issuance at $0.18 per share	Common Stock Services July 2010 issuance at $0.24 per share	Common Stock Services October 2010 issuance at $0.46 per share	Common Stock Services November 2010 issuance at $0.5 per share	Common Stock Services December 2010 issuance at $0.48 per share	Common Stock Cash January 2007 issuance at $2.00 per share	Common Stock Cash December 2007 issuance at $2.70 per share	Common Stock Convertible Notes Payable	Common Stock Interest payments October and December 2007 issuances	Additional Paid-in Capital	Additional Paid-in Capital January 2007 employment agreement	Additional Paid-in Capital February 2007 employment agreement	Additional Paid-in Capital Services	Additional Paid-in Capital Services November 2006 issuance at $2.99 per share	Additional Paid-in Capital Services November 2006 issuance at $3.35 per share	Additional Paid-in Capital Services December 2006 first issuance at $3.65 per share	Additional Paid-in Capital Services December 2006 second issuance at $3.65 per share	Additional Paid-in Capital Services February 2007 issuance at $5.92 per share	Additional Paid-in Capital Services March 2007 issuance at $7.18 per share	Additional Paid-in Capital Services Vested in March 2007	Additional Paid-in Capital Services Vested in June 2007	Additional Paid-in Capital Services June 2007 issuance at $6.25 per share	Additional Paid-in Capital Services August 2007 issuance at $5.07 per share	Additional Paid-in Capital Services July 2008 issuance at $4.10 per share	Additional Paid-in Capital Services July, September, and December 2008 issuances	Additional Paid-in Capital Services June 2009 issuance at $1.5 per share	Additional Paid-in Capital Services July 2009 issuance at $0.88 per share	Additional Paid-in Capital Services August 2009 issuance at $0.80 per share	Additional Paid-in Capital Services September and October 2009 issuances	Additional Paid-in Capital Services March 2010 issuance at $0.36 per share	Additional Paid-in Capital Services May 2010 issuance at $0.30 per share	Additional Paid-in Capital Services May 2010 issuance at $0.80 per share	Additional Paid-in Capital Services May 2010 issuance at $0.18 per share	Additional Paid-in Capital Services July 2010 issuance at $0.24 per share	Additional Paid-in Capital Services October 2010 issuance at $0.46 per share	Additional Paid-in Capital Services November 2010 issuance at $0.5 per share	Additional Paid-in Capital Services December 2010 issuance at $0.48 per share	Additional Paid-in Capital Options	Additional Paid-in Capital Warrants	Additional Paid-in Capital Cash January 2007 issuance at $2.00 per share	Additional Paid-in Capital Cash December 2007 issuance at $2.70 per share	Additional Paid-in Capital Debt replacement	Additional Paid-in Capital Convertible note agreement	Additional Paid-in Capital Convertible Notes Payable	Additional Paid-in Capital Interest payments October and December 2007 issuances	Deficit Accumulated During Development Stage	Treasury Stock
Beginning Balance at Mar. 27, 2006
Common shares retained by Sucre Agricultural Corp., Shareholders (in shares)																																					4,028,264
Common shares retained by Sucre Agricultural Corp., Shareholders	$ 690,000																																				$ 4,028																														$ 685,972
Costs associated with the acquisition of Sucre Agricultural Corp.	(3,550)																																																																		(3,550)
Net income (loss)	(1,555,497)																																																																																																						(1,555,497)
Common shares issued (in shares)																																								17,000,000	37,500	20,000	20,000	20,000
Common shares issued				17,000		112,000	67,001	73,000	73,000																															17,000	38	20	20	20																											111,962	66,981	72,980	72,980
Estimated value of common shares at $3.99 per share and warrants at $2.90 issuable for services upon vesting in February 2007					160,000																																																																	160,000
Share-based compensation																													114,811	100,254																																																																	114,811	100,254
Ending Balance at Dec. 31, 2006	(151,981)																																				21,126																														1,382,390																																				(1,555,497)
Ending Balance (in shares) at Dec. 31, 2006																																					21,125,764
Exercise of stock options in July 2007 at $2.00 per share (in shares)																																					20,000
Exercise of stock options in July 2007 at $2.00 per share	40,000																																				20																														39,980
Loss on Extinguishment of debt in December 2007	955,637																																																																		955,637
Net income (loss)	(14,276,418)																																																																																																						(14,276,418)
Common shares issued (in shares)																																													37,500	37,500	37,500	13,000															284,750	5,740,741		15,143
Common shares issued										138,875	269,250			234,375	65,914																756,160	14,360,000				55,584									38	37	37	13															285	5,741		15									138,837	269,213			234,338	65,901																	755,875	14,354,259				55,569
Fair value of warrants										158,118		305,307	269,839																				107,459	332,255	2,000,000																																								158,118		305,307	269,839																					107,459	332,255	2,000,000
Share-based compensation																													4,692,863																																																																		4,692,863
Share based compensation related to employment agreement (in shares)																																						10,000	50,000
Share based compensation related to employment agreement		39,900	275,001																																			10	50																													39,890	274,951
Conversion of $2,000,000 note payable in August 2007 at $2.90 per share (in shares)																																																																	689,655
Conversion of $2,000,000 note payable in August 2007 at $2.90 per share																																			2,000,000																														689																																				1,999,311
Ending Balance at Dec. 31, 2007	12,628,138																																				28,061																														28,431,992																																				(15,831,915)
Ending Balance (in shares) at Dec. 31, 2007																																					28,061,553
Purchase of treasury, shares																																					(32,172)
Purchase of treasury shares between April to September 2008 at an average of $3.12	(101,581)																																																																																																							(101,581)
Net income (loss)	(14,370,594)																																																																																																						(14,370,594)
Common shares issued (in shares)																																																	30,000	41,500
Common shares issued																123,000	63,855																																30	41																															122,970	63,814
Share-based compensation																													3,769,276																																																																		3,769,276
Ending Balance at Dec. 31, 2008	2,112,094																																				28,132																														32,388,052																																				(30,202,509)	(101,581)
Ending Balance (in shares) at Dec. 31, 2008																																					28,100,881
Cumulative effect of warrants reclassified																																																																			(18,586,588)																																				18,586,588
Reclassification of long term warrant liability	(2,915,136)																																																																																																						(2,915,136)
Net income (loss)	1,136,092																																																																																																						1,136,092
Common shares issued (in shares)																																																			11,412	30,000	100,000	22,500
Common shares issued																		17,118	26,400	80,000	20,701																														11	30	100	23																													17,107	26,370	79,900	20,678
Option to purchase Common shares for services in August 2009 at an option price of $3.00 for 100,000 shares					8,273																																																																	8,273
Common shares to be issued for services in August 2009 at $0.80 per share					80,000																																																																	80,000
Ending Balance at Dec. 31, 2009	565,542																																				28,296																														14,033,792																																				(13,394,965)	(101,581)
Ending Balance (in shares) at Dec. 31, 2009	28,264,793																																				28,264,793
Common shares cancelled, shares																																					(43,000)
Common shares cancelled in October 2010 at $0.30 per share	(13,000)																																				(43)																														(12,957)
Discount on related party note payable	83,736																																																																		83,736
Net income (loss)	(922,906)																																																																																																						(922,906)
Common shares issued (in shares)																																																							37,500	43,000	100,000	37,500	30,000	37,000	6,435	10,000
Common shares issued																						13,500	13,000	6,750	7,200	17,020	3,217	4,800																											38	43	100	38	30	37	6	10																									13,462	12,957	(100)	6,712	7,170	16,983	3,211	4,790
Ending Balance at Dec. 31, 2010	$ (221,141)																																				$ 28,555																														$ 14,169,756																																				$ (14,317,871)	$ (101,581)
Ending Balance (in shares) at Dec. 31, 2010	28,523,228																																				28,523,228